Consolidated Statements of Shareholders' Equity (Parenthetical) - shares	Dec. 31, 2020	Dec. 31, 2019
Common stock, shares authorized	1,500	1,500
THE DAYTON POWER AND LIGHT COMPANY [Member]
Common stock, shares authorized	50,000,000